CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (UNAUDITED) (USD $)	3 Months Ended		9 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
REVENUE	$ 16,804,057	$ 19,872,461	$ 56,252,724	$ 49,626,255
COST OF REVENUE	14,166,799	12,636,751	43,122,271	30,635,815
GROSS PROFIT	2,637,258	7,235,710	13,130,453	18,990,440
OPERATING EXPENSES:
Selling	43,602	75,894	168,469	231,808
General and administrative	648,834	870,284	1,982,620	2,541,924
Total operating expenses	692,436	946,178	2,151,089	2,773,732
INCOME FROM OPERATIONS	1,944,822	6,289,532	10,979,364	16,216,708
OTHER INCOME (EXPENSE)
Interest income	222,583	105,403	999,883	113,433
Interest expense	(302,746)	(120,401)	(1,033,768)	(393,933)
Other finance expense	(34,002)	(104,313)	(107,435)	(408,867)
Other income (expense), net	(47)	(542)	(9,136)	(109,929)
Change in fair value of warrants	163,394	12,191,235	4,526,330	13,663,378
Total other income, net	49,182	12,071,382	4,375,874	12,864,082
INCOME BEFORE INCOME TAXES	1,994,004	18,360,914	15,355,238	29,080,790
PROVISION FOR INCOME TAXES	576,341	1,222,473	2,983,158	3,450,074
NET INCOME	1,417,663	17,138,441	12,372,080	25,630,716
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	714,277	2,680,710	2,543,636	2,680,710
COMPREHENSIVE INCOME	$ 2,131,940	$ 19,819,151	$ 14,915,716	$ 28,311,426
WEIGHTED AVERAGE NUMBER OF COMMON SHARES
Basic (in shares)	21,090,948	21,043,206	21,090,948	20,927,453
Diluted (in shares)	21,090,948	21,057,332	21,090,948	20,941,252
EARNINGS PER SHARE
Basic (in dollars per share)	$ 0.07	$ 0.81	$ 0.59	$ 1.22
Diluted (in dollars per share)	$ 0.07	$ 0.81	$ 0.59	$ 1.22